Nature of Business and Significant Accounting Policies (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($) Integer	Dec. 31, 2024 USD ($)
Product Information [Line Items]
Number of Reportable Segments | Integer	1
Long-Term Debt	$ 2,629,133	$ 3,082,554
Net Income (Loss) Attributable to Parent	(1,793,227)	(2,479,661)
Accounts receivable net current	3,700,000	3,200,000
Allowance for doubtful accounts receivable	$ 133,000	117,000
Receivable description	The Company evaluates the receivables by portfolio segment including the general receivables and those identified for separate treatment. Losses on general receivables are estimated at historical losses amounting to 0.03% for under 30 days, 0.05% for 30-60 days, 1.03% for 60-90 days, and 3.0% for over 90 days aged.
Impairment charges of long lived assets	$ 0	0
Research and development expense	600,000	1,000,000.0
Advertising expense	148,000	229,000
Income tax interest and penalties	$ 0	$ 0
Milestone payments description	Syntec Optics will remain an emerging growth company until the earliest of (i) the last day of the fiscal year following the fifth anniversary of the consummation of Syntec Optics’s initial public offering, (ii) the last day of the fiscal year in which Syntec Optics has total annual gross revenue of at least $1.235 billion, (iii) the last day of the fiscal year in which Syntec Optics is deemed to be a “large accelerated filer” as defined in Rule 12b-2 under the Exchange Act, which would occur if the market value of Syntec Optics’ common shares held by non-affiliates exceeded $700.0 million as of the last business day of the second fiscal quarter of such year, or (iv) the date on which Syntec Optics has issued more than $1.0 billion in non- convertible debt securities during the prior three-year period
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Three Customers [Member]
Product Information [Line Items]
Concentration risk percentage	59.00%	54.00%
ELR Associates LLC [Member]
Product Information [Line Items]
Other Assets	$ 2,500,000	$ 2,300,000
Long-Term Debt	1,400,000	1,800,000
Net Income (Loss) Attributable to Parent	$ 200,000	$ 200,000